Long Term Investment (Details) - Schedule of Long Term Investment ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Schedule of Long Term Investment [Line Items]
Balance	¥ 234,176	$ 32,983	¥ 101,727
Additions	63,884	8,998	107,000
Decrease	(444)	(63)
Share of gain (loss) in equity method investee	(31,405)	(4,423)	25,449
Impairment	(11,800)	(1,662)
Balance	254,411	$ 35,833	234,176
Equity investments accounted for using the equity method [Member]
Schedule of Long Term Investment [Line Items]
Balance	172,451		72,002
Additions	21,384		75,000
Decrease
Share of gain (loss) in equity method investee	(31,405)		25,449
Impairment
Balance	162,430		172,451
Cost method investments without readily determinable fair value [Member]
Schedule of Long Term Investment [Line Items]
Balance	61,725		29,725
Additions	42,500		32,000
Decrease	(444)
Share of gain (loss) in equity method investee
Impairment	(11,800)
Balance	¥ 91,981		¥ 61,725